Borrowings Commercial Paper Activity (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 29, 2018	Sep. 29, 2018	Sep. 30, 2017
Commercial Paper Rollforward [Line Items]
Beginning Balance	$ 1,005	$ 2,772	$ 1,521
Additions		8,079	6,736
Payments		9,847	5,489
Other Activity	93	1	4
Ending Balance		1,005	2,772
Commercial Paper with original maturities less that three months
Commercial Paper Rollforward [Line Items]
Beginning Balance	50	1,151	777
Additions		0	372
Payments		1,099	0
Other Activity	1	(2)	2
Ending Balance		50	1,151
commercial paper with original maturities greater than three months
Commercial Paper Rollforward [Line Items]
Beginning Balance	955	1,621	744
Additions		8,079	6,364
Payments		8,748	5,489
Other Activity	$ (4)	3	2
Ending Balance		$ 955	$ 1,621